Equity Incentive Plan - Schedule of Stock Options (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year (in shares)	6,657,268	5,468,605		5,468,605
Granted	951,300			2,417,600
Exercised	(37,700)			(20,134)
Outstanding at end of period (in shares)	7,527,152		7,527,152	6,657,268
Options exercisable	4,081,501		4,081,501	3,736,652
Outstanding at beginning of year (in dollars per share)	$ 8.27	$ 8.9		$ 8.9
Granted	1.59			7.69
Options exercised, weighted average exercise price	0.04			7.77
Outstanding at end of period (in dollars per share)	7.45		$ 7.45	8.27
Options exercisable	$ 9.01		$ 9.01	$ 8.86
Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year (in shares)			12,588,068
Granted			3,862,388
Exercised			(6,250)		(2,028,203)
Cancelled/Forfeited			(1,939,935)
Outstanding at end of period (in shares)	14,504,271	12,588,068	14,504,271		12,588,068
Options exercisable	9,329,798		9,329,798
Outstanding at beginning of year (in dollars per share)			$ 2.92
Granted			1.3
Options exercised, weighted average exercise price			0.99		$ 2.64
Cancelled/Forfeited			3.83
Outstanding at end of period (in dollars per share)	$ 2.36	$ 2.92	2.36		$ 2.92
Options exercisable	$ 2.99		$ 2.99